Fair Value of Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value On Recurring Basis (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Derivative and warrant liability
Total liabilities measured at fair value
Level 1 [Member]
Derivative and warrant liability
Total liabilities measured at fair value
Level 2 [Member]
Derivative and warrant liability
Total liabilities measured at fair value
Level 3 [Member]
Derivative and warrant liability	7,172
Total liabilities measured at fair value	$ 7,172